Business Combinations - Summary of Financial Information Related to Acquired Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Ruralco Inc [Member]
Disclosure of detailed information about business combination [Line Items]
Sales		$ 249
EBIT		(2)
Other Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Sales	$ 190	312
EBIT	12	$ (1)
Other Aquisitions [Member] | Proforma [Member]
Disclosure of detailed information about business combination [Line Items]
Sales	350
EBIT	$ 26